(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY GROWTH FUND - CLASS A
(FORMERLY FIDELITY ADVISOR EQUITY
PORTFOLIO GROWTH - CLASS A)
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    29   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
EQUITY GROWTH - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class A shares took place on September 10, 1992. Class A shares bear a .50% 12b-1 fee. Prior to January 1, 1996, this fee was .65%, which is reflected in the returns below for periods after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class A shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995      PAST 1 YEAR   PAST 5 YEARS   PAST 10
                                                                  YEARS

Advisor Equity Growth - Class A      41.11%        210.04%        517.98%

Advisor Equity Growth - Class A
 (incl. max. 3.50% sales charge) 1   36.17%        199.19%        496.35%

S&P 500(registered trademark)        36.98%        117.34%        311.99%

Average Growth Fund                  31.27%        118.54%        257.37%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's Composite Index of 500 stocks - a common proxy for the U.S. stock market. To measure how Class A's performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 565 growth funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995      PAST 1 YEAR   PAST 5 YEARS   PAST 10
                                                                  YEARS

Advisor Equity Growth - Class A      41.11%        25.40%         19.98%

Advisor Equity Growth - Class A
 (incl. max. 3.50% sales charge) 1   36.17%        24.51%         19.55%

S&P 500(registered trademark)        36.98%        16.80%         15.21%

Average Growth Fund                  31.27%        16.51%         13.14%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

1 HAD THE FORMER MAXIMUM 4.75% SALES CHARGE BEEN REFLECTED, CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN 34.41% AND 34.41%, 195.31% AND 24.18%, AND 488.62% AND 19.39%,
RESPECTIVELY.
$10,000 OVER 10 YEARS
               FA Eq Port: Growth Cl A (286)  S&P 500
      11/30/85                      9525.00   10000.00
      12/31/85                      9980.21   10484.00
      01/31/86                     10317.55   10542.71
      02/28/86                     11185.46   11331.31
      03/31/86                     11796.54   11963.59
      04/30/86                     12168.51   11828.40
      05/31/86                     12691.03   12457.67
      06/30/86                     12788.45   12668.21
      07/31/86                     11716.84   11960.06
      08/31/86                     12115.37   12847.49
      09/30/86                     11008.34   11785.00
      10/31/86                     11814.26   12465.00
      11/30/86                     11672.56   12767.90
      12/31/86                     11428.40   12442.32
      01/31/87                     12799.42   14118.30
      02/28/87                     13955.85   14675.97
      03/31/87                     13829.07   15100.11
      04/30/87                     13321.94   14965.72
      05/31/87                     13234.16   15095.92
      06/30/87                     13487.73   15858.26
      07/31/87                     14102.14   16662.27
      08/31/87                     14950.61   17283.78
      09/30/87                     14697.04   16905.26
      10/31/87                     10825.29   13263.87
      11/30/87                      9674.49   12170.93
      12/31/87                     11363.76   13097.13
      01/31/88                     11332.42   13648.52
      02/29/88                     12011.32   14284.54
      03/31/88                     12188.88   13843.15
      04/30/88                     12053.10   13996.81
      05/31/88                     11969.54   14118.58
      06/30/88                     13034.90   14766.63
      07/31/88                     12773.78   14710.51
      08/31/88                     12209.77   14210.36
      09/30/88                     12888.67   14815.72
      10/31/88                     12752.89   15227.59
      11/30/88                     12554.44   15009.84
      12/31/88                     13133.16   15272.51
      01/31/89                     14168.02   16390.46
      02/28/89                     14178.69   15982.34
      03/31/89                     14648.11   16354.72
      04/30/89                     15618.96   17203.54
      05/31/89                     16963.21   17900.28
      06/30/89                     16333.76   17798.25
      07/31/89                     17453.97   19405.43
      08/31/89                     18136.77   19785.77
      09/30/89                     18638.20   19704.65
      10/31/89                     18403.49   19247.51
      11/30/89                     18478.17   19640.15
      12/31/89                     19022.24   20111.52
      01/31/90                     17276.30   18762.04
      02/28/90                     17972.23   19004.07
      03/31/90                     19022.24   19507.67
      04/30/90                     18643.75   19019.98
      05/31/90                     21293.19   20874.43
      06/30/90                     21476.33   20732.48
      07/31/90                     20865.86   20666.14
      08/31/90                     18204.21   18797.92
      09/30/90                     16702.46   17882.46
      10/31/90                     16910.02   17805.57
      11/30/90                     18985.61   18955.81
      12/31/90                     20340.86   19484.67
      01/31/91                     23295.53   20334.21
      02/28/91                     25395.55   21788.10
      03/31/91                     27886.27   22315.37
      04/30/91                     27788.59   22368.93
      05/31/91                     29241.51   23335.27
      06/30/91                     26811.84   22266.51
      07/31/91                     28985.11   23304.13
      08/31/91                     30547.91   23856.44
      09/30/91                     30621.17   23458.04
      10/31/91                     30706.64   23772.38
      11/30/91                     29644.42   22814.35
      12/31/91                     33502.95   25424.31
      01/31/92                     34441.07   24951.42
      02/29/92                     34618.11   25275.79
      03/31/92                     32983.89   24782.91
      04/30/92                     32302.97   25511.53
      05/31/92                     32153.17   25636.53
      06/30/92                     31090.93   25254.55
      07/31/92                     32180.40   26287.46
      08/31/92                     31404.15   25748.57
      09/30/92                     31989.75   26052.40
      10/31/92                     33664.82   26143.58
      11/30/92                     35857.39   27035.08
      12/31/92                     36817.14   27367.61
      01/31/93                     37848.00   27597.50
      02/28/93                     36859.69   27972.82
      03/31/93                     38015.04   28563.05
      04/30/93                     37374.73   27871.82
      05/31/93                     39532.30   28618.79
      06/30/93                     39685.42   28701.78
      07/31/93                     39003.35   28586.98
      08/31/93                     40423.17   29670.42
      09/30/93                     41606.35   29441.96
      10/31/93                     42107.47   30051.41
      11/30/93                     41063.48   29765.92
      12/31/93                     42285.99   30126.09
      01/31/94                     43761.71   31150.38
      02/28/94                     43396.05   30306.20
      03/31/94                     41626.28   28984.85
      04/30/94                     42065.06   29355.86
      05/31/94                     41801.79   29837.29
      06/30/94                     39973.51   29106.28
      07/31/94                     40821.83   30060.97
      08/31/94                     42664.74   31293.46
      09/30/94                     41787.16   30526.77
      10/31/94                     43147.40   31213.63
      11/30/94                     41714.03   30076.83
      12/31/94                     41911.63   30522.87
      01/31/95                     41542.17   31314.32
      02/28/95                     43138.24   32534.64
      03/31/95                     44763.87   33494.74
      04/30/95                     46699.84   34481.16
      05/31/95                     48310.69   35859.37
      06/30/95                     51990.52   36692.39
      07/31/95                     55862.47   37909.11
      08/31/95                     56438.83   38004.26
      09/30/95                     58020.12   39608.04
      10/31/95                     57724.55   39466.64
      11/30/95                     58877.27   41199.22

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Advisor Equity Growth - Class A on November 30, 1985, and paid the current maximum 3.50% sales charge. As the chart shows, by November 30, 1995, the value of your investment would have grown to $59,635 - a 496.35% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,199 - a 311.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
36.98% (including reinvested
dividends) - well above its
historical annual average of
roughly 12%. With inflation posing
little threat, interest rates fell
during the first half of 1995. The
Federal Reserve Board cut the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally, with the weak
dollar helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley Emerging
Markets Free Index was down
16.52% for the 12 months ended
November 30. The Morgan
Stanley EAFE (Europe, Australia,
Far East) Index was up 7.57% for
the year ended November 30.
European markets have fared well
through the first 11 months of
1995, while the Japanese market
recently has shown signs of
recovery.
An interview with Bob Stansky, Portfolio Manager of Fidelity Advisor Equity Growth - Class A
Q. BOB, HOW DID THE FUND PERFORM?
A. For the 12 months ended November 30, 1995, Equity Growth - Class A returned 41.11%. That compares to the average growth fund tracked by Lipper Analytical Services, which had a total return of 31.27% for the same time period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. Growth stocks in general were in favor during the period because many cyclical companies were reporting profits that were lower than most estimates. In particular, the fund was heavily invested in the technology sector. Many of these companies were also rewarded with higher valuations due to the favorable interest rate backdrop.
Q. IF TECHNOLOGY STOCKS PERFORMED WELL, WHY DID YOU DECREASE THE FUND'S INVESTMENT IN THEM FROM 43.6% SIX MONTHS AGO TO 31.1% AS OF NOVEMBER 30, 1995?
A. The fund's technology weighting peaked in June. During July, August and September, I began steadily selling some of the fund's technology holdings. The reason I sold some technology names was because the stocks were approaching the highest valuations they'd had in the past five years. While some companies were reporting impressive numbers, others had slowed down. As it turned out, taking profits in technology when I did proved beneficial to the fund's overall performance.
Q. WHEN YOU BEGAN SELLING SOME OF YOUR TECHNOLOGY HOLDINGS, WHERE DID YOU DIRECT THE FUND'S ASSETS?
A. A few sectors increased in weighting as technology was reduced. The health care sector increased from 6.5% to 9.1%. Pharmaceuticals in particular were increased. Merck, for example, performed well during the period due to an improved earnings outlook. I also increased the weighting in telephone services companies, including the Regional Bell companies, which have demonstrated the potential to grow as Internet-related traffic increases and new products and services are introduced.
Q. THE FUND'S HOLDINGS IN FINANCIAL STOCKS ALSO INCREASED DURING THE PERIOD
 . . .
A. Yes. I've increased the fund's financial sector holdings - particularly banks and brokerage firms - from 7.2% of investments six months ago to 9.5% as of November 30, 1995. Interest rates have been steadily falling since September 1995. This backdrop helped financial companies that have short-term borrowing needs. Fannie Mae was particularly attractive during the period given its interest-rate sensitivity and lower-than-average credit risk.
Q. WHAT WAS YOUR PRIMARY INVESTMENT STRATEGY DURING THE PERIOD?
A. It was the same as it's always been: stock prices follow earnings over the long run. Those companies with rising profits did well. The lower earnings from cyclical companies and falling long-term interest rates led to a focus of buying blue chip companies.
Q. DURING THE PERIOD, HOW DID BLUE CHIPS PERFORM VERSUS SMALLER, MORE AGGRESSIVE COMPANIES?
A. Both groups performed well, but for different reasons. There was a flight toward more defensive holdings. Stock prices of companies such as PepsiCo and Philip Morris increased even though their earnings estimates were right on target. At the same time, more aggressive companies such as Cisco saw their stock prices rise due to increased earnings and higher price-to-earnings ratios.
Q. WHAT INVESTMENT DECISIONS WERE DISAPPOINTING DURING THE PAST SIX MONTHS?
A. In hindsight, I should have owned more consumer non-durable stocks during the period. Food and beverage companies performed especially well despite no meaningful increase in earnings estimates. This group's valuations increased more than any other sector.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I think stock prices will follow earnings unless the current valuations are excessive. Our starting point is after a good year for growth stocks, so I don't expect much of an increase in valuations. If stocks moved with earnings increases, growth stock investors should be happy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE: November
22, 1983
SIZE: as of November 30, 1995,
more than $2.8 billion
MANAGER: Robert Stansky,
since 1987; joined Fidelity in
1983
(checkmark)
BOB STANSKY ON
PRICE-TO-EARNINGS GROWTH:
"During the past six months,
price-earnings ratios on stocks
increased as the outlook for
inflation became more
benign. Interest rates started
to decline and stock prices
moved as a result. I think it's
reasonable not to expect any
increases in valuations for a
year or so until earnings catch
up to prices. The fear is that
valuations could decrease
and we would give back the
gains of the past six months."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

General Electric Co.               2.5            1.3

Cisco Systems, Inc.                2.4            1.6

Oracle Systems Corp.               2.2            2.1

Compaq Computer Corp.              2.1            1.9

Philip Morris Companies, Inc.      2.1            1.4

Federal National Mortgage          1.7            2.3
Association

International Business Machines    1.6            2.8
Corp.

Citicorp                           1.3            0.0

Johnson & Johnson                  1.3            1.3

Hewlett-Packard Co.                1.3            1.1

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           31.1           43.6

Finance              9.5            7.2

Health               9.1            6.5

Retail & Wholesale   7.4            6.9

Utilities            6.4            3.4

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 * AS OF MAY 31, 1995 **
Row: 1, Col: 1, Value: 16.4
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 43.6
Row: 1, Col: 1, Value: 12.2
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 53.2
Stocks 83.6%
Short-term
investments 16.4%
FOREIGN
INVESTMENTS 2.6%
Stocks 87.8%
Short-term
investments 12.2%
FOREIGN
INVESTMENTS 3.6%
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 83.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.4%
General Motors Corp. Class H  264,900 $ 12,583
BASIC INDUSTRIES - 2.2%
CHEMICALS & PLASTICS - 0.8%
Airgas, Inc. (a)  116,600  3,265
Dow Chemical Co.   17,500  1,240
du Pont (E.I.) de Nemours & Co.   175,500  11,671
First Mississippi Corp.   44,600  1,137
Monsanto Co.   15,000  1,718
Rohm & Haas Co.   4,900  295
Union Carbide Corp.   152,900  6,059
  25,385
IRON & STEEL - 0.1%
Nucor Corp.   45,200  2,254
METALS & MINING - 1.1%
Aluminum Co. of America  429,400  25,120
Inco Ltd.   190,200  6,814
  31,934
PAPER & FOREST PRODUCTS - 0.2%
Boise Cascade Corp.   33,100  1,233
Champion International Corp.   94,300  4,444
  5,677
TOTAL BASIC INDUSTRIES   65,250
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Armstrong World Industries, Inc.   31,800  1,904
DURABLES - 3.5%
AUTOS, TIRES, & ACCESSORIES - 2.6%
Autozone, Inc. (a)  417,900  12,171
Chrysler Corp.   623,700  32,354
Dana Corp.   54,100  1,582
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Ford Motor Co.   17,000 $ 480
General Motors Corp.   479,421  23,252
Goodyear Tire & Rubber Co.   43,500  1,843
Magna International, Inc. Class A  43,900  1,903
Pep Boys-Manny, Moe & Jack  147,600  3,911
  77,496
CONSUMER ELECTRONICS - 0.2%
Whirlpool Corp.   113,300  6,288
HOME FURNISHINGS - 0.1%
Leggett & Platt, Inc.   84,800  2,046
Welcome Home (a)  44,000  102
  2,148
TEXTILES & APPAREL - 0.6%
Adidas AG (a)  300  16
Adidas AG (a)(b)  11,600  618
Cygne Designs, Inc. (a)  78,800  98
Gucci Group NV (a)  9,700  335
Intimate Brands, Inc. Class A  56,600  941
Kellwood Co.   34,300  665
Liz Claiborne, Inc.   35,000  1,028
Mohawk Industries, Inc. (a)  27,700  492
Nautica Enterprises, Inc. (a)  20,700  735
NIKE, Inc. Class B  51,000  2,958
Nine West Group, Inc. (a)  6,900  306
Reebok International Ltd.   89,000  2,314
Shaw Industries, Inc.   30,700  480
Tommy Hilfiger (a)  147,600  6,513
  17,499
TOTAL DURABLES   103,431
ENERGY - 1.2%
ENERGY SERVICES - 0.7%
Diamond Offshore Drilling, Inc. (a)  60,500  1,747
Dresser Industries, Inc.   44,400  1,049
ENSCO International, Inc. (a)  22,200  375
Schlumberger Ltd.   251,000  15,938
  19,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
INDEPENDENT POWER - 0.0%
Thermo Electron Corp.   16,200 $ 802
OIL & GAS - 0.5%
British Petroleum PLC ADR  73,853  7,062
Burlington Resources, Inc.   68,100  2,622
Petroleum Geo-Services AS (ADR) (a)  61,600  1,217
Union Pacific Resources Group, Inc. (a)  113,700  2,644
Unocal Corp.   33,375  897
  14,442
TOTAL ENERGY   34,353
FINANCE - 9.5%
BANKS - 3.5%
Banc One Corp.   43,500  1,658
Bank of Boston Corp.   89,997  4,174
Bank of New York Co., Inc.   86,500  4,076
Chase Manhattan Corp.   88,700  5,400
Chemical Banking Corp.   128,000  7,680
Citicorp  557,900  39,471
Crestar Financial Corp.   48  3
First Interstate Bancorp  164,000  21,976
NationsBank Corp.   282,661  20,175
  104,613
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   885,804  37,647
Beneficial Corp.   63,300  3,212
First USA, Inc.   21,500  986
Green Tree Acceptance, Inc.   133,600  3,774
Household International, Inc.   37,268  2,329
  47,948
FEDERAL SPONSORED CREDIT - 2.6%
Federal Home Loan Mortgage Corporation  307,900  23,708
Federal National Mortgage Association  451,500  49,439
Student Loan Marketing Association  37,600  2,637
  75,784
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 0.7%
Aetna Life & Casualty Co.   63,900 $ 4,689
Allmerica Financial Corp. (a)  5,100  133
Allstate Corp.   58,217  2,387
American International Group, Inc.   12,500  1,122
CIGNA Corp.   46,400  5,104
Chubb Corp. (The)  14,600  1,420
General Re Corp.   12,800  1,915
Prudential Reinsurance Holdings, Inc.   33,000  689
Travelers, Inc. (The)  49,800  2,963
  20,422
SECURITIES INDUSTRY - 1.1%
Merrill Lynch & Co., Inc.   385,100  21,421
Morgan Stanley Group, Inc.   43,500  3,752
Schwab (Charles) Corp.   271,100  6,574
  31,747
TOTAL FINANCE   280,514
HEALTH - 9.1%
DRUGS & PHARMACEUTICALS - 5.5%
ALZA Corp. Class A (a)  108,700  2,500
Allergan, Inc.   67,900  2,105
American Home Products Corp.   168,500  15,376
Amgen, Inc. (a)  446,600  22,163
Biogen, Inc. (a)  248,900  13,565
Bristol-Myers Squibb Co.   196,400  15,761
Elan Corp. PLC ADR (a)  89,350  4,289
Genetics Institute, Inc. depositary share (a)  13,800  605
Guilford Pharmaceuticals, Inc. (a)  56,600  729
Integrated Process Equipment Corp. (a)   63,900  1,965
Merck & Co., Inc.   537,300  33,245
Pfizer, Inc.   395,300  22,927
Rhone Poulenc Rorer, Inc.   31,100  1,489
Schering-Plough Corp.   394,200  22,617
Warner-Lambert Co.   32,800  2,927
Watson Pharmaceuticals, Inc. (a)  13,300  627
  162,890
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 2.1%
Abbott Laboratories  24,300 $ 987
Baxter International, Inc.   90,000  3,780
Becton Dickinson & Co.   112,300  7,833
Boston Scientific Corp. (a)  18,300  741
Cardinal Health, Inc.   19,000  1,026
Exogen, Inc. (a)  31,000  523
Johnson & Johnson  450,500  39,025
Medisense, Inc. (a)  36,100  930
Medtronic, Inc.   41,600  2,283
Millipore Corp.   23,300  868
Pall Corp.   10,200  277
St. Jude Medical, Inc. (a)  71,700  2,832
  61,105
MEDICAL FACILITIES MANAGEMENT - 1.5%
ARV Assisted Living, Inc. (a)  22,600  229
Columbia/HCA Healthcare Corp.   291,270  15,037
HEALTHSOUTH Rehabilitation Corp. (a)  460,400  13,927
Lincare Holdings, Inc. (a)  8,100  217
National Surgery Centers, Inc. (a)  1,700  36
U.S. Healthcare, Inc.   327,800  14,915
Vencor, Inc. (a)  44,000  1,364
  45,725
TOTAL HEALTH   269,720
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 2.6%
Adflex Solutions (a)  25,200  718
General Electric Co.   1,086,300  73,054
Leitch Technology (a)  95,900  2,326
Scientific-Atlanta, Inc.   128,400  2,038
Telular Corp. (a)  27,500  303
  78,439
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Case Corp.   140,600  5,870
Caterpillar, Inc.   176,300  10,820
Deere & Co.   481,200  15,819
  32,509
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.4%
Sanifill, Inc. (a)  17,200 $ 576
United Waste Systems, Inc. (a)  22,400  893
WMX Technologies, Inc.   307,900  9,083
  10,552
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   121,500
MEDIA & LEISURE - 3.5%
BROADCASTING - 2.1%
American Radio Systems Corp. Class A (a)  20,500  466
Argyle Television, Inc., Series A (a)  44,900  718
British Sky Broadcasting Group sponsored ADR  26,000  1,037
Capital Cities/ABC, Inc.   6,100  754
Clear Channel Communications, Inc. (a)  80,600  3,179
Comcast Corp. Class A (special)  111,500  2,202
Emmis Broadcasting Corp. Class A (a)  21,900  591
Grupo Televisa SA de CV Sponsored ADR  36,400  787
Infinity Broadcasting Corp. (a)  156,100  4,995
Liberty Media Group, Series A  33,750  945
TCI Group Class A  135,000  2,498
Time Warner, Inc.   407,277  16,291
Valuevision International, Inc. (a)  4,200  24
Viacom, Inc. (a):
Class A   13,832  666
 Class B (non-vtg.)  528,302  25,491
  60,644
ENTERTAINMENT - 0.2%
Carnival Cruise Lines, Inc. Class A  73,800  1,919
Disney (Walt) Co.   83,800  5,038
Nelvana Ltd. (a)  14,100  219
  7,176
LEISURE DURABLES & TOYS - 0.2%
Callaway Golf Co.   135,900  2,701
Cobra Golf, Inc. (a)  66,500  1,829
  4,530
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.1%
HFS, Inc.   28,200 $ 1,953
International Game Technology Corp.   46,500  575
La Quinta Motor Inns, Inc.   26,800  727
Mirage Resorts, Inc. (a)  20,500  694
  3,949
PUBLISHING - 0.6%
Belo (A.H.) Corp. Class A  18,500  659
Big Flower Press Holdings, Inc.   90,800  1,396
Dow Jones & Co., Inc.   90,400  3,469
Gannett Co., Inc.   89,500  5,460
K-III Communications Corp. (a)  89,600  1,053
Knight-Ridder, Inc.   91,700  5,915
  17,952
RESTAURANTS - 0.3%
Apple South, Inc.   98,050  2,059
Applebee's International, Inc.   51,000  1,415
Brinker International, Inc. (a)  21,800  335
Outback Steakhouse, Inc. (a)  62,200  2,270
Starbucks Corp. (a)  54,400  2,298
  8,377
TOTAL MEDIA & LEISURE   102,628
NONDURABLES - 2.5%
BEVERAGES - 0.3%
Boston Beer, Inc.   1,300  33
PepsiCo, Inc.   117,600  6,497
Pete's Brewing Co. (a)  1,700  42
Seagram Co. Ltd.   68,100  2,490
  9,062
FOODS - 0.1%
Nabisco Holdings Class A  123,700  3,495
HOUSEHOLD PRODUCTS - 0.0%
Tambrands, Inc.   16,100  839
TOBACCO - 2.1%
Philip Morris Companies, Inc.   699,600  61,390
RJR Nabisco Holdings Corp.   37,180  1,083
  62,473
TOTAL NONDURABLES   75,869
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.0%
Firstmiss Gold, Inc. (a)  31,597 $ 620
RETAIL & WHOLESALE - 7.4%
APPAREL STORES - 1.1%
American Eagle Outfitters, Inc. (a)  80,100  801
Ellett Brothers, Inc.   34,700  278
Gap, Inc.   220,500  9,978
Just For Feet, Inc. (a)  101,600  3,467
Limited, Inc. (The)  524,700  9,379
Men's Wearhouse, Inc. (a)  18,750  541
TJX Companies, Inc.   190,000  3,159
Talbots, Inc.   133,500  3,888
  31,491
DRUG STORES - 0.2%
General Nutrition Companies, Inc. (a)  344,600  7,624
GENERAL MERCHANDISE STORES - 1.6%
Dayton Hudson Corp.   252,100  18,309
Federated Department Stores, Inc. (a)  100,100  2,915
Penney (J.C.) Co., Inc.   34,800  1,631
Price/Costco, Inc. (a)  270,500  4,497
Sears, Roebuck & Co.   62,800  2,473
Wal-Mart Stores, Inc.   674,400  16,186
Woolworth Corp.   44,500  667
  46,678
RETAIL & WHOLESALE, MISCELLANEOUS - 4.5%
Barnes & Noble, Inc. (a)  35,600  1,308
Bed Bath & Beyond, Inc. (a)  84,700  2,785
Campo Electronics Appliances and Computers, Inc. (a)  50,000  194
Circuit City Stores, Inc.   172,000  4,988
Corporate Express (a)  131,550  3,519
Creative Computers, Inc. (a)  36,800  994
Global Directmail Corp. (a)  20,900  583
Grupo Casa Autrey SA sponsored ADR  19,100  272
Henry Schein, Inc.   16,000  404
Home Depot, Inc. (The)  439,900  19,521
Lowe's Companies, Inc.   1,115,900  35,151
Micro Warehouse, Inc. (a)  182,600  8,582
Office Depot, Inc. (a)  325,000  7,962
Officemax, Inc. (a)  619,650  14,097
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Petco Animal Supplies, Inc. (a)  19,800 $ 544
Staples, Inc. (a)  824,525  21,025
Sunglass Hut International, Inc. (a)  174,000  3,654
U.S. Office Products Co. (a)  4,800  80
Viking Office Products, Inc. (a)  95,300  4,384
Waban, Inc. (a)  114,800  2,124
  132,171
TOTAL RETAIL & WHOLESALE   217,964
SERVICES - 0.4%
EDUCATIONAL SERVICES - 0.0%
Apollo Group, Inc. Class A (a)  16,800  517
LEASING & RENTAL - 0.1%
Danka Business Systems PLC sponsored ADR  44,200  1,503
Hollywood Entertainment Corp. (a)  138,800  2,238
  3,741
PRINTING - 0.2%
Alco Standard Corp.   112,600  4,898
SERVICES - 0.1%
Western Atlas, Inc. (a)  84,600  4,050
TOTAL SERVICES   13,206
TECHNOLOGY - 31.1%
COMMUNICATIONS EQUIPMENT - 6.0%
ADC Telecommunications, Inc.   69,500  3,162
Cisco Systems, Inc. (a)  830,100  69,832
DSC Communications Corp. (a)  537,700  21,306
Digital Link Corp. (a)  45,200  814
Ericsson (L.M.) Telephone Co. Class B ADR  341,200  8,103
Inter-Tel, Inc. (a)  19,000  318
Microcom, Inc. (a)  43,800  1,106
Newbridge Networks Corp. (a)  158,800  6,769
Nokia Corp. AB sponsored ADR  248,800  13,497
3Com Corp. (a)  568,176  25,994
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
U.S. Robotics Corp.   242,100 $ 26,570
Westell Technologies, Inc. Class A  1,800  23
Xircom, Inc.   4,300  53
  177,547
COMPUTER SERVICES & SOFTWARE - 10.0%
ADAM Software, Inc. (a)  19,200  204
Adobe Systems, Inc.   31,200  2,110
Alantec Corp. (a)  43,300  1,764
America Online, Inc. (a)  249,200  10,186
Arbor Software Corp. (a)  900  39
Ascend Communications, Inc. (a)  179,000  12,798
Automatic Data Processing, Inc.   149,300  11,888
BMC Software, Inc.   22,800  963
Broderbund Software, Inc. (a)  147,600  9,557
Business Objects SA sponsored ADR (a)  7,100  346
CUC International, Inc. (a)  382,450  14,533
Cadence Design Systems, Inc. (a)  440,100  15,844
Ceridian Corp. (a)  119,200  5,006
CompUSA, Inc. (a)  346,500  12,864
Computer Sciences Corp. (a)  58,500  4,256
Cooper & Chyan Technology, Inc. (a)  3,500  49
DST Systems, Inc. (a)  13,400  387
Diamond Multimedia Systems, Inc. (a)  15,200  513
Electronic Arts, Inc. (a)  296,200  10,108
FTP Software, Inc. (a)  63,400  1,926
First Data Corp.   69,621  4,943
General Motors Corp. Class E  503,000  25,402
Hummingbird Communications Ltd. (a)  22,400  1,128
Informix Corp. (a)  71,900  1,991
Insignia Solutions PLC sponsored ADR (a)  23,700  483
Mercury Interactive Group Corp. (a)  55,100  1,267
Microsoft Corp. (a)  383,700  33,430
NETCOM On-Line Communication Services, Inc. (a)  54,200  3,957
Novell, Inc. (a)  490,500  8,277
Oak Technology, Inc. (a)  58,700  2,759
Objective Systems Integrators, Inc.   1,900  36
Oracle Systems Corp. (a)  1,451,650  65,869
Parametric Technology Corp. (a)  244,800  17,320
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Paychex, Inc.   35,550 $ 1,604
Peoplesoft, Inc. (a)  98,800  4,150
Sync Research, Inc. (a)  2,000  101
Sierra On-Line, Inc. (a)  10,000  340
Softkey International, Inc. (a)  23,400  790
Spectrum Holobyte, Inc. (a)  27,100  234
Sterling Software, Inc. (a)  2,800  165
Stratacom, Inc. (a)  8,500  637
Sybase, Inc. (a)  70,700  2,483
Symantec Corp. (a)  99,700  2,642
Verity, Inc. (a)  1,100  55
Visio Corp. (a)  2,100  56
  295,460
COMPUTERS & OFFICE EQUIPMENT - 9.1%
Adaptec, Inc. (a)  85,000  3,984
Bay Networks, Inc. (a)  796,500  35,843
Boca Research, Inc. (a)  13,700  394
Compaq Computer Corp. (a)  1,245,800  61,667
Dell Computer Corp. (a)  306,200  13,549
Digital Equipment Corp. (a)  152,700  8,990
Discreet Logic, Inc. (a)  56,600  1,726
Hewlett-Packard Co.   465,300  38,562
International Business Machines Corp.   505,000  48,796
Iomega Corp.   4,600  197
Komag, Inc. (a)  89,800  4,771
MICROS Systems, Inc. (a)  98,800  4,174
Madge NV (a)  72,800  3,281
Seagate Technology (a)  79,400  4,188
Silicon Graphics, Inc. (a)  591,490  21,589
Stratus Computer, Inc. (a)  29,800  991
Sun Microsystems, Inc. (a)  146,100  12,291
TSL Holding, Inc. (a)  23  -
Tech Data Corp. (a)  57,400  969
Wang Laboratories, Inc. (a)  86,300  1,543
Xerox Corp.   27,300  3,744
  271,249
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  241,000 $ 11,719
Novellus System, Inc. (a)  17,700  1,097
  12,816
ELECTRONICS - 5.4%
Alliance Semiconductor Corp. (a)  205,350  4,620
Altera Corp. (a)  251,100  14,564
Analog Devices, Inc. (a)  404,400  14,963
Atmel Corp. (a)  293,000  8,790
Aura Systems, Inc. (a)  479  3
Cascade Communications Corp. (a)  45,700  3,987
Cypress Semiconductor Corp. (a)  90,000  1,406
Hitachi Ltd.   16,000  161
Integrated Device Technology, Inc. (a)  98,200  1,669
Integrated Silicon Solution (a)  30,300  727
Intel Corp.   362,800  22,085
LSI Logic Corp. (a)  391,400  16,390
Linear Technology Corp.   303,200  13,720
Maxim Integrated Products, Inc. (a)  174,500  13,087
Microchip Technology, Inc. (a)  9,900  401
National Semiconductor Corp. (a)  135,700  2,901
SGS Thomson Microelectronics NV (a)  109,000  4,060
S-3, Inc. (a)  266,200  5,025
Samsung Electronics Co. Ltd. GDS (vtg.) (b)  14,500  1,334
Tencor Instruments (a)  120,700  4,556
Texas Instruments, Inc.  188,800  10,927
Uniphase Corp. (a)  123,100  4,370
Xilinx, Inc. (a)  299,300  9,615
  159,361
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   90,300  6,140
TOTAL TECHNOLOGY   922,573
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 1.2%
AMR Corp. (a)  120,600  9,241
America West Airlines, Inc. Class B (a)  215,100  3,845
Atlantic Southeast Airlines, Inc.  45,300  1,189
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
AIR TRANSPORTATION - CONTINUED
Delta Air Lines, Inc.   146,300 $ 11,357
Midwest Express Holdings, Inc. (a)  2,400  71
Northwest Airlines Corp. Class A (a)  44,700  2,252
Southwest Airlines Co.   173,600  4,340
Trans World Airlines, Inc. (a)  44,900  539
UAL Corp. (a)  19,100  3,997
  36,831
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.   20,100  1,621
CSX Corp.   165,900  14,537
Conrail, Inc.   47,900  3,347
  19,505
TRUCKING & FREIGHT - 0.3%
Airborne Freight Corp.   33,100  931
Hunt (J.B.) Transport Services Inc.   45,200  740
Landstar System, Inc. (a)  129,700  3,340
PST Vans, Inc. (a)  8,300  51
Swift Transportation Co., Inc. (a)  123,900  2,075
Werner Enterprises, Inc.   31,000  659
  7,796
TOTAL TRANSPORTATION   64,132
UTILITIES - 6.4%
CELLULAR - 0.8%
AirTouch Communications, Inc. (a)  737,235  21,472
Palmer Wireless, Inc. (a)  22,500  478
Vanguard Cellular Systems, Inc. Class A (a)  139,300  3,152
  25,102
TELEPHONE SERVICES - 5.6%
AT&T Corp.   501,000  33,066
Ameritech Corp.   498,500  27,418
Bell Atlantic Corp.   208,200  13,117
BellSouth Corp.   881,600  34,272
Frontier Corp.   230,400  5,962
LCI International, Inc. (a)  131,000  2,424
NYNEX Corp.   289,500  14,366
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
SBC Communications, Inc.   540,800 $ 29,203
Telebras sponsored ADR  59,100  2,837
Telefonos de Mexico SA sponsored ADR
representing shares Ord. Class L  14,800  488
Telephone & Data Systems, Inc.   4,433  169
WorldCom, Inc. (a)  87,800  2,853
  166,175
TOTAL UTILITIES   191,277
TOTAL COMMON STOCKS
(Cost $1,949,758)   2,477,524
REPURCHASE AGREEMENTS - 16.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.90%,
dated 11/30/95 due 12/1/95  $ 486,743  486,663
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,436,421)  $ 2,964,187
LEGEND
(1.) Non-income producing
(2.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,952,000 or 0.1% of net assets.
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $2,447,957,000. Net unrealized appreciation aggregated $516,230,000, of which $547,678,000 related to appreciated investment securities and $31,448,000 related to depreciated investment securities.
The fund hereby designates approximately $11,073,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                         $ 2,964,187
agreements of $486,663) (cost $2,436,421) -
See accompanying schedule

Cash                                                                              65

Receivable for investments sold                                                   15,738

Receivable for fund shares sold                                                   25,509

Dividends receivable                                                              1,840

Other receivables                                                                 214

 TOTAL ASSETS                                                                     3,007,553

LIABILITIES

Payable for investments purchased                                    $ 156,049

Payable for fund shares redeemed                                      5,709

Accrued management fee                                                1,395

Distribution fees payable                                             1,070

Other payables and accrued expenses                                   827

 TOTAL LIABILITIES                                                                165,050

NET ASSETS                                                                       $ 2,842,503

Net Assets consist of:

Paid in capital                                                                  $ 2,156,557

Undistributed net investment income                                               5,825

Accumulated undistributed net realized gain (loss) on                             152,355
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                     527,766
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                       $ 2,842,503

CALCULATION OF MAXIMUM OFFERING PRICE                                             $39.83
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($2,051,429 (divided by) 51,501 shares)

Maximum offering price per share (100/95.25 of $39.83)                            $41.82

INSTITUTIONAL CLASS:                                                              $40.39
NET ASSET VALUE, offering price and redemption price
 per share ($791,074 (divided by) 19,587 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEARS ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                 $ 18,605
Dividends

Interest                                                           15,755

 TOTAL INCOME                                                      34,360

EXPENSES

Management fee                                         $ 12,057

Transfer agent fees                                     2,976
Class A

 Institutional Class                                    917

Distribution fees - Class A                             8,873

Accounting fees and expenses                            681

Non-interested trustees' compensation                   10

Custodian fees and expenses                             79

Registration fees                                       304
Class A

 Institutional Class                                    134

Audit                                                   56

Legal                                                   15

Interest                                                2

Reports to shareholders                                 56

Miscellaneous                                           5

 Total expenses before reductions                       26,165

 Expense reductions                                     (147)      26,018

NET INVESTMENT INCOME                                              8,342

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                  163,820

 Foreign currency transactions                          (2)        163,818

Change in net unrealized appreciation (depreciation)               499,727
on investment securities

NET GAIN (LOSS)                                                    663,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                   $ 671,887
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 8,342         $ 4,645
Net investment income

 Net realized gain (loss)                                  163,818         5,877

 Change in net unrealized appreciation (depreciation)      499,727         (1,948)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           671,887         8,574
FROM OPERATIONS

Distributions to shareholders                              (2,488)         -
From net investment income
 Class A

  Institutional Class                                      (3,809)         (1,108)

 From net realized gain                                    (4,889)         (19,906)
 Class A

  Institutional Class                                      (2,227)         (14,674)

 In excess of net realized gain                            (1,642)         -
 Class A

  Institutional Class                                      (756)           -

 TOTAL DISTRIBUTIONS                                       (15,811)        (35,688)

Share transactions - net increase (decrease)               901,805         637,286

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,557,881       610,172

NET ASSETS

 Beginning of period                                       1,284,622       674,450

 End of period (including undistributed net investment    $ 2,842,503     $ 1,284,622
income of $5,825 and $4,543, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                             YEARS ENDED NOVEMBER 30,

                                             1995                       1994 F      1993        1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 28.52                    $ 29.50     $ 26.33     $ 23.78

Income from Investment Operations

 Net investment income                        .06                        .08         (.07) D     .01

 Net realized and unrealized gain (loss)      11.54                      .39         3.82        2.54

 Total from investment operations             11.60                      .47         3.75        2.55

Less Distributions

 From net investment income                   (.08)                      -           (.08)       -

 From net realized gain                       (.16)                      (1.45)      (.50)       -

 In excess of net realized gain               (.05)                      -           -           -

 Total distributions                          (.29)                      (1.45)      (.58)       -

Net asset value, end of period               $ 39.83                    $ 28.52     $ 29.50     $ 26.33

TOTAL RETURN B, C                             41.11%                     1.58%       14.52%      10.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 2,051,429                $ 874,172   $ 377,894   $ 22,655

Ratio of expenses to average net assets       1.55%                      1.71%       1.85%       1.47%
                                                                                                A

Ratio of expenses to average net assets       1.54%                      1.70%       1.84%       1.47%
after expense reductions                     G                          G           G           A

Ratio of net investment income to average     .21%                       .15%        (.24)%      .25%
net assets                                                                                      A

Portfolio turnover                            97%                        137%        160%        240%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                     YEARS ENDED NOVEMBER 30,

                                     1995                       1994 D      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning of        $ 28.90                    $ 29.74     $ 26.37     $ 24.28     $ 15.55
period

Income from Investment
Operations

 Net investment income                .28                        .30         .19 C       .17         .04

 Net realized and unrealized          11.69                      .42         3.78        4.55        8.69
 gain (loss)

 Total from investment operations     11.97                      .72         3.97        4.72        8.73

Less Distributions

 From net investment income           (.27)                      (.11)       (.10)       (.03)       -

 From net realized gain               (.16)                      (1.45)      (.50)       (2.60)      -

 In excess of net realized gain       (.05)                      -           -           -           -

 Total distributions                  (.48)                      (1.56)      (.60)       (2.63)      -

Net asset value, end of period       $ 40.39                    $ 28.90     $ 29.74     $ 26.37     $ 24.28

TOTAL RETURN A, B                     42.15%                     2.46%       15.36%      21.14%      56.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 791,074                  $ 410,450   $ 296,466   $ 179,325   $ 68,766
(000 omitted)

Ratio of expenses to average          .83%                       .86%        .95%        .98%        1.13%
net assets

Ratio of expenses to average net      .83%                       .84%        .94%        .98%        1.13%
assets after expense reductions      E                          E           E

Ratio of net investment income to     .92%                       1.00%       .66%        .73%        .25%
average net assets

Portfolio turnover                    97%                        137%        160%        240%        254%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Advisor Equity Portfolio Growth to Fidelity Advisor Equity Growth Fund. Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES -
CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,293,696,000 and $1,650,192,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .61% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan) and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on an annual rate of .65% of the average net assets of Class A. Effective January 1, 1996, the Board of Trustees approved a revised Class A distribution plan. Under the revised plan, the fee is based on an annual rate of .50% of the average net assets of the Class A shares. For the period, the fund paid FDC $8,873,000 under the Class A Plan, of which $6,750,000 was paid to securities dealers, banks and other financial institutions for the distribution of Class A shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge.
Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $13,515,000 on sales of Class A shares of the fund, of which $11,466,000 was paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Institutional Class shares. During the period December 1, 1994 to December 31, 1994, the Transfer Agents received fees based on the type, size, number of accounts and the number of transactions made by the shareholders of the respective classes of the fund. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
to an annual rate of .22% and .15% of average net assets for Class A and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $864,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks.
Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $3,078,000. The weighted average interest rate was 6.4%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $147,000 under this arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEARS ENDED NOVEMBER 30, YEARS ENDED NOVEMBER 30,
 1995 1994  1995 1994
AMOUNTS IN THOUSANDS
CLASS A
Shares sold  31,684  24,742 $ 1,094,983 $ 713,195
Reinvestment of distributions  299  591  8,317  16,940
Shares redeemed  (11,136)  (7,490)  (378,584)  (214,991)
Net increase (decrease)  20,847  17,843 $ 724,716 $ 515,144
INSTITUTIONAL CLASS
Shares sold  11,766  10,161 $ 398,403 $ 296,185
Reinvestment of distributions  151  294  4,231  8,468
Shares redeemed  (6,533)  (6,221)  (225,545)  (182,511)
Net increase (decrease)  5,384  4,234 $ 177,089 $ 122,142
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund (formerly Fidelity Advisor Equity Portfolio Growth):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Equity Portfolio Growth, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years in the period then ended and for the period September 10, 1992 (commencement of the sale of Class A shares) to November 30, 1992 (Class A). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Equity Portfolio Growth as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years in the period then ended and for the period September 10, 1992 (commencement of the sale of Class A shares) to November 30, 1992 (Class A), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Growth voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
CLASS A 12/26/95 12/22/95 $.06 $1.88
INSTITUTIONAL CLASS 12/26/95 12/22/95 $.24 $1.88
A total of 3.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert E. Stansky, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann*
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY GROWTH FUND -
INSTITUTIONAL CLASS
(FORMERLY FIDELITY ADVISOR EQUITY
PORTFOLIO GROWTH - INSTITUTIONAL CLASS)
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market value.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    29   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
EQUITY GROWTH - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995               PAST 1   PAST 5    PAST 10
                                              YEAR     YEARS     YEARS

Advisor Equity Growth - Institutional Class   42.15%   217.79%   533.43%

S&P 500(registered trademark)                 36.98%   117.34%   311.99%

Average Growth Fund                           31.27%   118.54%   257.37%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's Composite Index of 500 stocks - a common proxy for the U.S. stock market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average growth fund, which reflects the performance of 565 growth funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Advisor Equity Growth - Institutional Class   42.15%   26.02%   20.27%

S&P 500(registered trademark)                 36.98%   16.80%   15.21%

Average Growth Fund                           31.27%   16.51%   13.14%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the results.)

$10,000 OVER 10 YEARS
              FA Eq Port Growth Cl I (086)    S&P 500
     11/30/85                     10000.00     10000.00
     12/31/85                     10477.91     10484.00
     01/31/86                     10832.07     10542.71
     02/28/86                     11743.27     11331.31
     03/31/86                     12384.82     11963.59
     04/30/86                     12775.34     11828.40
     05/31/86                     13323.91     12457.67
     06/30/86                     13426.19     12668.21
     07/31/86                     12301.14     11960.06
     08/31/86                     12719.55     12847.49
     09/30/86                     11557.31     11785.00
     10/31/86                     12403.42     12465.00
     11/30/86                     12254.65     12767.90
     12/31/86                     11998.32     12442.32
     01/31/87                     13437.71     14118.30
     02/28/87                     14651.81     14675.97
     03/31/87                     14518.70     15100.11
     04/30/87                     13986.28     14965.72
     05/31/87                     13894.13     15095.92
     06/30/87                     14160.34     15858.26
     07/31/87                     14805.39     16662.27
     08/31/87                     15696.17     17283.78
     09/30/87                     15429.96     16905.26
     10/31/87                     11365.14     13263.87
     11/30/87                     10156.95     12170.93
     12/31/87                     11930.45     13097.13
     01/31/88                     11897.56     13648.52
     02/29/88                     12610.31     14284.54
     03/31/88                     12796.73     13843.15
     04/30/88                     12654.17     13996.81
     05/31/88                     12566.45     14118.58
     06/30/88                     13684.93     14766.63
     07/31/88                     13410.79     14710.51
     08/31/88                     12818.66     14210.36
     09/30/88                     13531.41     14815.72
     10/31/88                     13388.86     15227.59
     11/30/88                     13180.52     15009.84
     12/31/88                     13788.09     15272.51
     01/31/89                     14874.56     16390.46
     02/28/89                     14885.76     15982.34
     03/31/89                     15378.59     16354.72
     04/30/89                     16397.86     17203.54
     05/31/89                     17809.15     17900.28
     06/30/89                     17148.31     17798.25
     07/31/89                     18324.38     19405.43
     08/31/89                     19041.23     19785.77
     09/30/89                     19567.66     19704.65
     10/31/89                     19321.25     19247.51
     11/30/89                     19399.65     19640.15
     12/31/89                     19970.86     20111.52
     01/31/90                     18137.85     18762.04
     02/28/90                     18868.49     19004.07
     03/31/90                     19970.86     19507.67
     04/30/90                     19573.49     19019.98
     05/31/90                     22355.06     20874.43
     06/30/90                     22547.33     20732.48
     07/31/90                     21906.42     20666.14
     08/31/90                     19112.03     18797.92
     09/30/90                     17535.39     17882.46
     10/31/90                     17753.30     17805.57
     11/30/90                     19932.40     18955.81
     12/31/90                     21355.23     19484.67
     01/31/91                     24457.25     20334.21
     02/28/91                     26661.99     21788.10
     03/31/91                     29276.92     22315.37
     04/30/91                     29174.37     22368.93
     05/31/91                     30699.75     23335.27
     06/30/91                     28148.91     22266.51
     07/31/91                     30430.56     23304.13
     08/31/91                     32071.30     23856.44
     09/30/91                     32148.21     23458.04
     10/31/91                     32237.94     23772.38
     11/30/91                     31122.75     22814.35
     12/31/91                     35173.70     25424.31
     01/31/92                     36158.60     24951.42
     02/29/92                     36344.47     25275.79
     03/31/92                     34628.76     24782.91
     04/30/92                     33913.88     25511.53
     05/31/92                     33756.61     25636.53
     06/30/92                     32641.39     25254.55
     07/31/92                     33785.20     26287.46
     08/31/92                     32970.24     25748.57
     09/30/92                     33585.03     26052.40
     10/31/92                     35357.94     26143.58
     11/30/92                     37702.74     27035.08
     12/31/92                     38739.50     27367.61
     01/31/93                     39822.54     27597.50
     02/28/93                     38813.45     27972.82
     03/31/93                     40041.91     28563.05
     04/30/93                     39398.43     27871.82
     05/31/93                     41709.11     28618.79
     06/30/93                     41884.60     28701.78
     07/31/93                     41182.62     28586.98
     08/31/93                     42718.20     29670.42
     09/30/93                     44005.15     29441.96
     10/31/93                     44560.89     30051.41
     11/30/93                     43493.30     29765.92
     12/31/93                     44825.10     30126.09
     01/31/94                     46442.50     31150.38
     02/28/94                     46072.44     30306.20
     03/31/94                     44206.72     28984.85
     04/30/94                     44715.55     29355.86
     05/31/94                     44468.84     29837.29
     06/30/94                     42541.45     29106.28
     07/31/94                     43482.02     30060.97
     08/31/94                     45471.09     31293.46
     09/30/94                     44561.36     30526.77
     10/31/94                     46041.60     31213.63
     11/30/94                     44561.36     30076.83
     12/31/94                     44805.83     30522.87
     01/31/95                     44429.44     31314.32
     02/28/95                     46170.24     32534.64
     03/31/95                     47942.40     33494.74
     04/30/95                     50028.21     34481.16
     05/31/95                     51800.37     35859.37
     06/30/95                     55768.12     36692.39
     07/31/95                     59955.44     37909.11
     08/31/95                     60598.43     38004.26
     09/30/95                     62339.23     39608.04
     10/31/95                     62056.94     39466.64
     11/30/95                     63327.25     41199.22

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Advisor Equity Growth - Institutional Class on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $63,343
- a 533.43% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,199 - a 311.99% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
36.98% (including reinvested
dividends) - well above its
historical annual average of
roughly 12%. With inflation posing
little threat, interest rates fell
during the first half of 1995. The
Federal Reserve Board cut the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally, with the weak
dollar helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley Emerging
Markets Free Index was down
16.52% for the 12 months ended
November 30. The Morgan
Stanley EAFE (Europe, Australia,
Far East) Index was up 7.57% for
the year ended November 30.
European markets have fared well
through the first 11 months of
1995, while the Japanese market
recently has shown signs of
recovery.
An interview with Bob Stansky, Portfolio Manager of Fidelity Advisor Equity Growth - Institutional Class
Q. BOB, HOW DID THE FUND PERFORM?
A. For the 12 months ended November 30, 1995, Equity Growth - Institutional Class returned 42.15%. That compares to the average growth fund tracked by Lipper Analytical Services, which had a total return of 31.27% for the same time period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. Growth stocks in general were in favor during the period because many cyclical companies were reporting profits that were lower than most estimates. In particular, the fund was heavily invested in the technology sector. Many of these companies were also rewarded with higher valuations due to the favorable interest rate backdrop.
Q. IF TECHNOLOGY STOCKS PERFORMED WELL, WHY DID YOU DECREASE THE FUND'S INVESTMENT IN THEM FROM 43.6% SIX MONTHS AGO TO 31.1% AS OF NOVEMBER 30, 1995?
A. The fund's technology weighting peaked in June. During July, August and September, I began steadily selling some of the fund's technology holdings. The reason I sold some technology names was because the stocks were approaching the highest valuations they'd had in the past five years. While some companies were reporting impressive numbers, others had slowed down. As it turned out, taking profits in technology when I did proved beneficial to the fund's overall performance.
Q. WHEN YOU BEGAN SELLING SOME OF YOUR TECHNOLOGY HOLDINGS, WHERE DID YOU DIRECT THE FUND'S ASSETS?
A. A few sectors increased in weighting as technology was reduced. The health care sector increased from 6.5% to 9.1%. Pharmaceuticals in particular were increased. Merck, for example, performed well during the period due to an improved earnings outlook. I also increased the weighting in telephone services companies, including the Regional Bell companies, which have demonstrated the potential to grow as Internet-related traffic increases and new products and services are introduced.
Q. THE FUND'S HOLDINGS IN FINANCIAL STOCKS ALSO INCREASED DURING THE PERIOD
 . . .
A. Yes. I've increased the fund's financial sector holdings - particularly banks and brokerage firms - from 7.2% of investments six months ago to 9.5% as of November 30, 1995. Interest rates have been steadily falling since September 1995. This backdrop helped financial companies that have short-term borrowing needs. Fannie Mae was particularly attractive during the period given its interest-rate sensitivity and lower-than-average credit risk.
Q. WHAT WAS YOUR PRIMARY INVESTMENT STRATEGY DURING THE PERIOD?
A. It was the same as it's always been: stock prices follow earnings over the long run. Those companies with rising profits did well. The lower earnings from cyclical companies and falling long-term interest rates led to a focus of buying blue chip companies.
Q. DURING THE PERIOD, HOW DID BLUE CHIPS PERFORM VERSUS SMALLER, MORE AGGRESSIVE COMPANIES?
A. Both groups performed well, but for different reasons. There was a flight toward more defensive holdings. Stock prices of companies such as PepsiCo and Philip Morris increased even though their earnings estimates were right on target. At the same time, more aggressive companies such as Cisco saw their stock prices rise due to increased earnings and higher price-to-earnings ratios.
Q. WHAT INVESTMENT DECISIONS WERE DISAPPOINTING DURING THE PAST SIX MONTHS?
A. In hindsight, I should have owned more consumer non-durable stocks during the period. Food and beverage companies performed especially well despite no meaningful increase in earnings estimates. This group's valuations increased more than any other sector.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I think stock prices will follow earnings unless the current valuations are excessive. Our starting point is after a good year for growth stocks, so I don't expect much of an increase in valuations. If stocks moved with earnings increases, growth stock investors should be happy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to achieve capital
appreciation by investing
primarily in common and
preferred stock and securities
convertible into common stock
of companies with
above-average growth
characteristics
START DATE: November
22, 1983
SIZE: as of November 30, 1995,
more than $2.8 billion
MANAGER: Robert Stansky,
since 1987; joined Fidelity in
1983
(checkmark)
BOB STANSKY ON
PRICE-TO-EARNINGS GROWTH:
"During the past six months,
price-earnings ratios on stocks
increased as the outlook for
inflation became more
benign. Interest rates started
to decline and stock prices
moved as a result. I think it's
reasonable not to expect any
increases in valuations for a
year or so until earnings catch
up to prices. The fear is that
valuations could decrease
and we would give back the
gains of the past six months."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

General Electric Co.               2.5            1.3

Cisco Systems, Inc.                2.4            1.6

Oracle Systems Corp.               2.2            2.1

Compaq Computer Corp.              2.1            1.9

Philip Morris Companies, Inc.      2.1            1.4

Federal National Mortgage          1.7            2.3
Association

International Business Machines    1.6            2.8
Corp.

Citicorp                           1.3            0.0

Johnson & Johnson                  1.3            1.3

Hewlett-Packard Co.                1.3            1.1

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Technology           31.1           43.6

Finance              9.5            7.2

Health               9.1            6.5

Retail & Wholesale   7.4            6.9

Utilities            6.4            3.4

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 * AS OF MAY 31, 1995 **
Row: 1, Col: 1, Value: 16.4
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 43.6
Row: 1, Col: 1, Value: 12.2
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 53.2
Stocks 83.6%
Short-term
investments 16.4%
FOREIGN
INVESTMENTS 2.6%
Stocks 87.8%
Short-term
investments 12.2%
FOREIGN
INVESTMENTS 3.6%
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 83.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.4%
General Motors Corp. Class H  264,900 $ 12,583
BASIC INDUSTRIES - 2.2%
CHEMICALS & PLASTICS - 0.8%
Airgas, Inc. (a)  116,600  3,265
Dow Chemical Co.   17,500  1,240
du Pont (E.I.) de Nemours & Co.   175,500  11,671
First Mississippi Corp.   44,600  1,137
Monsanto Co.   15,000  1,718
Rohm & Haas Co.   4,900  295
Union Carbide Corp.   152,900  6,059
  25,385
IRON & STEEL - 0.1%
Nucor Corp.   45,200  2,254
METALS & MINING - 1.1%
Aluminum Co. of America  429,400  25,120
Inco Ltd.   190,200  6,814
  31,934
PAPER & FOREST PRODUCTS - 0.2%
Boise Cascade Corp.   33,100  1,233
Champion International Corp.   94,300  4,444
  5,677
TOTAL BASIC INDUSTRIES   65,250
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Armstrong World Industries, Inc.   31,800  1,904
DURABLES - 3.5%
AUTOS, TIRES, & ACCESSORIES - 2.6%
Autozone, Inc. (a)  417,900  12,171
Chrysler Corp.   623,700  32,354
Dana Corp.   54,100  1,582
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Ford Motor Co.   17,000 $ 480
General Motors Corp.   479,421  23,252
Goodyear Tire & Rubber Co.   43,500  1,843
Magna International, Inc. Class A  43,900  1,903
Pep Boys-Manny, Moe & Jack  147,600  3,911
  77,496
CONSUMER ELECTRONICS - 0.2%
Whirlpool Corp.   113,300  6,288
HOME FURNISHINGS - 0.1%
Leggett & Platt, Inc.   84,800  2,046
Welcome Home (a)  44,000  102
  2,148
TEXTILES & APPAREL - 0.6%
Adidas AG (a)  300  16
Adidas AG (a)(b)  11,600  618
Cygne Designs, Inc. (a)  78,800  98
Gucci Group NV (a)  9,700  335
Intimate Brands, Inc. Class A  56,600  941
Kellwood Co.   34,300  665
Liz Claiborne, Inc.   35,000  1,028
Mohawk Industries, Inc. (a)  27,700  492
Nautica Enterprises, Inc. (a)  20,700  735
NIKE, Inc. Class B  51,000  2,958
Nine West Group, Inc. (a)  6,900  306
Reebok International Ltd.   89,000  2,314
Shaw Industries, Inc.   30,700  480
Tommy Hilfiger (a)  147,600  6,513
  17,499
TOTAL DURABLES   103,431
ENERGY - 1.2%
ENERGY SERVICES - 0.7%
Diamond Offshore Drilling, Inc. (a)  60,500  1,747
Dresser Industries, Inc.   44,400  1,049
ENSCO International, Inc. (a)  22,200  375
Schlumberger Ltd.   251,000  15,938
  19,109
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
INDEPENDENT POWER - 0.0%
Thermo Electron Corp.   16,200 $ 802
OIL & GAS - 0.5%
British Petroleum PLC ADR  73,853  7,062
Burlington Resources, Inc.   68,100  2,622
Petroleum Geo-Services AS (ADR) (a)  61,600  1,217
Union Pacific Resources Group, Inc. (a)  113,700  2,644
Unocal Corp.   33,375  897
  14,442
TOTAL ENERGY   34,353
FINANCE - 9.5%
BANKS - 3.5%
Banc One Corp.   43,500  1,658
Bank of Boston Corp.   89,997  4,174
Bank of New York Co., Inc.   86,500  4,076
Chase Manhattan Corp.   88,700  5,400
Chemical Banking Corp.   128,000  7,680
Citicorp  557,900  39,471
Crestar Financial Corp.   48  3
First Interstate Bancorp  164,000  21,976
NationsBank Corp.   282,661  20,175
  104,613
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   885,804  37,647
Beneficial Corp.   63,300  3,212
First USA, Inc.   21,500  986
Green Tree Acceptance, Inc.   133,600  3,774
Household International, Inc.   37,268  2,329
  47,948
FEDERAL SPONSORED CREDIT - 2.6%
Federal Home Loan Mortgage Corporation  307,900  23,708
Federal National Mortgage Association  451,500  49,439
Student Loan Marketing Association  37,600  2,637
  75,784
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 0.7%
Aetna Life & Casualty Co.   63,900 $ 4,689
Allmerica Financial Corp. (a)  5,100  133
Allstate Corp.   58,217  2,387
American International Group, Inc.   12,500  1,122
CIGNA Corp.   46,400  5,104
Chubb Corp. (The)  14,600  1,420
General Re Corp.   12,800  1,915
Prudential Reinsurance Holdings, Inc.   33,000  689
Travelers, Inc. (The)  49,800  2,963
  20,422
SECURITIES INDUSTRY - 1.1%
Merrill Lynch & Co., Inc.   385,100  21,421
Morgan Stanley Group, Inc.   43,500  3,752
Schwab (Charles) Corp.   271,100  6,574
  31,747
TOTAL FINANCE   280,514
HEALTH - 9.1%
DRUGS & PHARMACEUTICALS - 5.5%
ALZA Corp. Class A (a)  108,700  2,500
Allergan, Inc.   67,900  2,105
American Home Products Corp.   168,500  15,376
Amgen, Inc. (a)  446,600  22,163
Biogen, Inc. (a)  248,900  13,565
Bristol-Myers Squibb Co.   196,400  15,761
Elan Corp. PLC ADR (a)  89,350  4,289
Genetics Institute, Inc. depositary share (a)  13,800  605
Guilford Pharmaceuticals, Inc. (a)  56,600  729
Integrated Process Equipment Corp. (a)   63,900  1,965
Merck & Co., Inc.   537,300  33,245
Pfizer, Inc.   395,300  22,927
Rhone Poulenc Rorer, Inc.   31,100  1,489
Schering-Plough Corp.   394,200  22,617
Warner-Lambert Co.   32,800  2,927
Watson Pharmaceuticals, Inc. (a)  13,300  627
  162,890
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 2.1%
Abbott Laboratories  24,300 $ 987
Baxter International, Inc.   90,000  3,780
Becton Dickinson & Co.   112,300  7,833
Boston Scientific Corp. (a)  18,300  741
Cardinal Health, Inc.   19,000  1,026
Exogen, Inc. (a)  31,000  523
Johnson & Johnson  450,500  39,025
Medisense, Inc. (a)  36,100  930
Medtronic, Inc.   41,600  2,283
Millipore Corp.   23,300  868
Pall Corp.   10,200  277
St. Jude Medical, Inc. (a)  71,700  2,832
  61,105
MEDICAL FACILITIES MANAGEMENT - 1.5%
ARV Assisted Living, Inc. (a)  22,600  229
Columbia/HCA Healthcare Corp.   291,270  15,037
HEALTHSOUTH Rehabilitation Corp. (a)  460,400  13,927
Lincare Holdings, Inc. (a)  8,100  217
National Surgery Centers, Inc. (a)  1,700  36
U.S. Healthcare, Inc.   327,800  14,915
Vencor, Inc. (a)  44,000  1,364
  45,725
TOTAL HEALTH   269,720
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 2.6%
Adflex Solutions (a)  25,200  718
General Electric Co.   1,086,300  73,054
Leitch Technology (a)  95,900  2,326
Scientific-Atlanta, Inc.   128,400  2,038
Telular Corp. (a)  27,500  303
  78,439
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Case Corp.   140,600  5,870
Caterpillar, Inc.   176,300  10,820
Deere & Co.   481,200  15,819
  32,509
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.4%
Sanifill, Inc. (a)  17,200 $ 576
United Waste Systems, Inc. (a)  22,400  893
WMX Technologies, Inc.   307,900  9,083
  10,552
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   121,500
MEDIA & LEISURE - 3.5%
BROADCASTING - 2.1%
American Radio Systems Corp. Class A (a)  20,500  466
Argyle Television, Inc., Series A (a)  44,900  718
British Sky Broadcasting Group sponsored ADR  26,000  1,037
Capital Cities/ABC, Inc.   6,100  754
Clear Channel Communications, Inc. (a)  80,600  3,179
Comcast Corp. Class A (special)  111,500  2,202
Emmis Broadcasting Corp. Class A (a)  21,900  591
Grupo Televisa SA de CV Sponsored ADR  36,400  787
Infinity Broadcasting Corp. (a)  156,100  4,995
Liberty Media Group, Series A  33,750  945
TCI Group Class A  135,000  2,498
Time Warner, Inc.   407,277  16,291
Valuevision International, Inc. (a)  4,200  24
Viacom, Inc. (a):
Class A   13,832  666
 Class B (non-vtg.)  528,302  25,491
  60,644
ENTERTAINMENT - 0.2%
Carnival Cruise Lines, Inc. Class A  73,800  1,919
Disney (Walt) Co.   83,800  5,038
Nelvana Ltd. (a)  14,100  219
  7,176
LEISURE DURABLES & TOYS - 0.2%
Callaway Golf Co.   135,900  2,701
Cobra Golf, Inc. (a)  66,500  1,829
  4,530
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.1%
HFS, Inc.   28,200 $ 1,953
International Game Technology Corp.   46,500  575
La Quinta Motor Inns, Inc.   26,800  727
Mirage Resorts, Inc. (a)  20,500  694
  3,949
PUBLISHING - 0.6%
Belo (A.H.) Corp. Class A  18,500  659
Big Flower Press Holdings, Inc.   90,800  1,396
Dow Jones & Co., Inc.   90,400  3,469
Gannett Co., Inc.   89,500  5,460
K-III Communications Corp. (a)  89,600  1,053
Knight-Ridder, Inc.   91,700  5,915
  17,952
RESTAURANTS - 0.3%
Apple South, Inc.   98,050  2,059
Applebee's International, Inc.   51,000  1,415
Brinker International, Inc. (a)  21,800  335
Outback Steakhouse, Inc. (a)  62,200  2,270
Starbucks Corp. (a)  54,400  2,298
  8,377
TOTAL MEDIA & LEISURE   102,628
NONDURABLES - 2.5%
BEVERAGES - 0.3%
Boston Beer, Inc.   1,300  33
PepsiCo, Inc.   117,600  6,497
Pete's Brewing Co. (a)  1,700  42
Seagram Co. Ltd.   68,100  2,490
  9,062
FOODS - 0.1%
Nabisco Holdings Class A  123,700  3,495
HOUSEHOLD PRODUCTS - 0.0%
Tambrands, Inc.   16,100  839
TOBACCO - 2.1%
Philip Morris Companies, Inc.   699,600  61,390
RJR Nabisco Holdings Corp.   37,180  1,083
  62,473
TOTAL NONDURABLES   75,869
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.0%
Firstmiss Gold, Inc. (a)  31,597 $ 620
RETAIL & WHOLESALE - 7.4%
APPAREL STORES - 1.1%
American Eagle Outfitters, Inc. (a)  80,100  801
Ellett Brothers, Inc.   34,700  278
Gap, Inc.   220,500  9,978
Just For Feet, Inc. (a)  101,600  3,467
Limited, Inc. (The)  524,700  9,379
Men's Wearhouse, Inc. (a)  18,750  541
TJX Companies, Inc.   190,000  3,159
Talbots, Inc.   133,500  3,888
  31,491
DRUG STORES - 0.2%
General Nutrition Companies, Inc. (a)  344,600  7,624
GENERAL MERCHANDISE STORES - 1.6%
Dayton Hudson Corp.   252,100  18,309
Federated Department Stores, Inc. (a)  100,100  2,915
Penney (J.C.) Co., Inc.   34,800  1,631
Price/Costco, Inc. (a)  270,500  4,497
Sears, Roebuck & Co.   62,800  2,473
Wal-Mart Stores, Inc.   674,400  16,186
Woolworth Corp.   44,500  667
  46,678
RETAIL & WHOLESALE, MISCELLANEOUS - 4.5%
Barnes & Noble, Inc. (a)  35,600  1,308
Bed Bath & Beyond, Inc. (a)  84,700  2,785
Campo Electronics Appliances and Computers, Inc. (a)  50,000  194
Circuit City Stores, Inc.   172,000  4,988
Corporate Express (a)  131,550  3,519
Creative Computers, Inc. (a)  36,800  994
Global Directmail Corp. (a)  20,900  583
Grupo Casa Autrey SA sponsored ADR  19,100  272
Henry Schein, Inc.   16,000  404
Home Depot, Inc. (The)  439,900  19,521
Lowe's Companies, Inc.   1,115,900  35,151
Micro Warehouse, Inc. (a)  182,600  8,582
Office Depot, Inc. (a)  325,000  7,962
Officemax, Inc. (a)  619,650  14,097
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Petco Animal Supplies, Inc. (a)  19,800 $ 544
Staples, Inc. (a)  824,525  21,025
Sunglass Hut International, Inc. (a)  174,000  3,654
U.S. Office Products Co. (a)  4,800  80
Viking Office Products, Inc. (a)  95,300  4,384
Waban, Inc. (a)  114,800  2,124
  132,171
TOTAL RETAIL & WHOLESALE   217,964
SERVICES - 0.4%
EDUCATIONAL SERVICES - 0.0%
Apollo Group, Inc. Class A (a)  16,800  517
LEASING & RENTAL - 0.1%
Danka Business Systems PLC sponsored ADR  44,200  1,503
Hollywood Entertainment Corp. (a)  138,800  2,238
  3,741
PRINTING - 0.2%
Alco Standard Corp.   112,600  4,898
SERVICES - 0.1%
Western Atlas, Inc. (a)  84,600  4,050
TOTAL SERVICES   13,206
TECHNOLOGY - 31.1%
COMMUNICATIONS EQUIPMENT - 6.0%
ADC Telecommunications, Inc.   69,500  3,162
Cisco Systems, Inc. (a)  830,100  69,832
DSC Communications Corp. (a)  537,700  21,306
Digital Link Corp. (a)  45,200  814
Ericsson (L.M.) Telephone Co. Class B ADR  341,200  8,103
Inter-Tel, Inc. (a)  19,000  318
Microcom, Inc. (a)  43,800  1,106
Newbridge Networks Corp. (a)  158,800  6,769
Nokia Corp. AB sponsored ADR  248,800  13,497
3Com Corp. (a)  568,176  25,994
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
U.S. Robotics Corp.   242,100 $ 26,570
Westell Technologies, Inc. Class A  1,800  23
Xircom, Inc.   4,300  53
  177,547
COMPUTER SERVICES & SOFTWARE - 10.0%
ADAM Software, Inc. (a)  19,200  204
Adobe Systems, Inc.   31,200  2,110
Alantec Corp. (a)  43,300  1,764
America Online, Inc. (a)  249,200  10,186
Arbor Software Corp. (a)  900  39
Ascend Communications, Inc. (a)  179,000  12,798
Automatic Data Processing, Inc.   149,300  11,888
BMC Software, Inc.   22,800  963
Broderbund Software, Inc. (a)  147,600  9,557
Business Objects SA sponsored ADR (a)  7,100  346
CUC International, Inc. (a)  382,450  14,533
Cadence Design Systems, Inc. (a)  440,100  15,844
Ceridian Corp. (a)  119,200  5,006
CompUSA, Inc. (a)  346,500  12,864
Computer Sciences Corp. (a)  58,500  4,256
Cooper & Chyan Technology, Inc. (a)  3,500  49
DST Systems, Inc. (a)  13,400  387
Diamond Multimedia Systems, Inc. (a)  15,200  513
Electronic Arts, Inc. (a)  296,200  10,108
FTP Software, Inc. (a)  63,400  1,926
First Data Corp.   69,621  4,943
General Motors Corp. Class E  503,000  25,402
Hummingbird Communications Ltd. (a)  22,400  1,128
Informix Corp. (a)  71,900  1,991
Insignia Solutions PLC sponsored ADR (a)  23,700  483
Mercury Interactive Group Corp. (a)  55,100  1,267
Microsoft Corp. (a)  383,700  33,430
NETCOM On-Line Communication Services, Inc. (a)  54,200  3,957
Novell, Inc. (a)  490,500  8,277
Oak Technology, Inc. (a)  58,700  2,759
Objective Systems Integrators, Inc.   1,900  36
Oracle Systems Corp. (a)  1,451,650  65,869
Parametric Technology Corp. (a)  244,800  17,320
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Paychex, Inc.   35,550 $ 1,604
Peoplesoft, Inc. (a)  98,800  4,150
Sync Research, Inc. (a)  2,000  101
Sierra On-Line, Inc. (a)  10,000  340
Softkey International, Inc. (a)  23,400  790
Spectrum Holobyte, Inc. (a)  27,100  234
Sterling Software, Inc. (a)  2,800  165
Stratacom, Inc. (a)  8,500  637
Sybase, Inc. (a)  70,700  2,483
Symantec Corp. (a)  99,700  2,642
Verity, Inc. (a)  1,100  55
Visio Corp. (a)  2,100  56
  295,460
COMPUTERS & OFFICE EQUIPMENT - 9.1%
Adaptec, Inc. (a)  85,000  3,984
Bay Networks, Inc. (a)  796,500  35,843
Boca Research, Inc. (a)  13,700  394
Compaq Computer Corp. (a)  1,245,800  61,667
Dell Computer Corp. (a)  306,200  13,549
Digital Equipment Corp. (a)  152,700  8,990
Discreet Logic, Inc. (a)  56,600  1,726
Hewlett-Packard Co.   465,300  38,562
International Business Machines Corp.   505,000  48,796
Iomega Corp.   4,600  197
Komag, Inc. (a)  89,800  4,771
MICROS Systems, Inc. (a)  98,800  4,174
Madge NV (a)  72,800  3,281
Seagate Technology (a)  79,400  4,188
Silicon Graphics, Inc. (a)  591,490  21,589
Stratus Computer, Inc. (a)  29,800  991
Sun Microsystems, Inc. (a)  146,100  12,291
TSL Holding, Inc. (a)  23  -
Tech Data Corp. (a)  57,400  969
Wang Laboratories, Inc. (a)  86,300  1,543
Xerox Corp.   27,300  3,744
  271,249
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  241,000 $ 11,719
Novellus System, Inc. (a)  17,700  1,097
  12,816
ELECTRONICS - 5.4%
Alliance Semiconductor Corp. (a)  205,350  4,620
Altera Corp. (a)  251,100  14,564
Analog Devices, Inc. (a)  404,400  14,963
Atmel Corp. (a)  293,000  8,790
Aura Systems, Inc. (a)  479  3
Cascade Communications Corp. (a)  45,700  3,987
Cypress Semiconductor Corp. (a)  90,000  1,406
Hitachi Ltd.   16,000  161
Integrated Device Technology, Inc. (a)  98,200  1,669
Integrated Silicon Solution (a)  30,300  727
Intel Corp.   362,800  22,085
LSI Logic Corp. (a)  391,400  16,390
Linear Technology Corp.   303,200  13,720
Maxim Integrated Products, Inc. (a)  174,500  13,087
Microchip Technology, Inc. (a)  9,900  401
National Semiconductor Corp. (a)  135,700  2,901
SGS Thomson Microelectronics NV (a)  109,000  4,060
S-3, Inc. (a)  266,200  5,025
Samsung Electronics Co. Ltd. GDS (vtg.) (b)  14,500  1,334
Tencor Instruments (a)  120,700  4,556
Texas Instruments, Inc.  188,800  10,927
Uniphase Corp. (a)  123,100  4,370
Xilinx, Inc. (a)  299,300  9,615
  159,361
PHOTOGRAPHIC EQUIPMENT - 0.2%
Eastman Kodak Co.   90,300  6,140
TOTAL TECHNOLOGY   922,573
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 1.2%
AMR Corp. (a)  120,600  9,241
America West Airlines, Inc. Class B (a)  215,100  3,845
Atlantic Southeast Airlines, Inc.  45,300  1,189
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
AIR TRANSPORTATION - CONTINUED
Delta Air Lines, Inc.   146,300 $ 11,357
Midwest Express Holdings, Inc. (a)  2,400  71
Northwest Airlines Corp. Class A (a)  44,700  2,252
Southwest Airlines Co.   173,600  4,340
Trans World Airlines, Inc. (a)  44,900  539
UAL Corp. (a)  19,100  3,997
  36,831
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.   20,100  1,621
CSX Corp.   165,900  14,537
Conrail, Inc.   47,900  3,347
  19,505
TRUCKING & FREIGHT - 0.3%
Airborne Freight Corp.   33,100  931
Hunt (J.B.) Transport Services Inc.   45,200  740
Landstar System, Inc. (a)  129,700  3,340
PST Vans, Inc. (a)  8,300  51
Swift Transportation Co., Inc. (a)  123,900  2,075
Werner Enterprises, Inc.   31,000  659
  7,796
TOTAL TRANSPORTATION   64,132
UTILITIES - 6.4%
CELLULAR - 0.8%
AirTouch Communications, Inc. (a)  737,235  21,472
Palmer Wireless, Inc. (a)  22,500  478
Vanguard Cellular Systems, Inc. Class A (a)  139,300  3,152
  25,102
TELEPHONE SERVICES - 5.6%
AT&T Corp.   501,000  33,066
Ameritech Corp.   498,500  27,418
Bell Atlantic Corp.   208,200  13,117
BellSouth Corp.   881,600  34,272
Frontier Corp.   230,400  5,962
LCI International, Inc. (a)  131,000  2,424
NYNEX Corp.   289,500  14,366
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
SBC Communications, Inc.   540,800 $ 29,203
Telebras sponsored ADR  59,100  2,837
Telefonos de Mexico SA sponsored ADR
representing shares Ord. Class L  14,800  488
Telephone & Data Systems, Inc.   4,433  169
WorldCom, Inc. (a)  87,800  2,853
  166,175
TOTAL UTILITIES   191,277
TOTAL COMMON STOCKS
(Cost $1,949,758)   2,477,524
REPURCHASE AGREEMENTS - 16.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.90%,
dated 11/30/95 due 12/1/95  $ 486,743  486,663
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,436,421)  $ 2,964,187
LEGEND
(1.) Non-income producing
(2.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,952,000 or 0.1% of net assets.
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $2,447,957,000. Net unrealized appreciation aggregated $516,230,000, of which $547,678,000 related to appreciated investment securities and $31,448,000 related to depreciated investment securities.
The fund hereby designates approximately $11,073,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                         $ 2,964,187
agreements of $486,663) (cost $2,436,421) -
See accompanying schedule

Cash                                                                              65

Receivable for investments sold                                                   15,738

Receivable for fund shares sold                                                   25,509

Dividends receivable                                                              1,840

Other receivables                                                                 214

 TOTAL ASSETS                                                                     3,007,553

LIABILITIES

Payable for investments purchased                                    $ 156,049

Payable for fund shares redeemed                                      5,709

Accrued management fee                                                1,395

Distribution fees payable                                             1,070

Other payables and accrued expenses                                   827

 TOTAL LIABILITIES                                                                165,050

NET ASSETS                                                                       $ 2,842,503

Net Assets consist of:

Paid in capital                                                                  $ 2,156,557

Undistributed net investment income                                               5,825

Accumulated undistributed net realized gain (loss) on                             152,355
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                     527,766
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                       $ 2,842,503

CALCULATION OF MAXIMUM OFFERING PRICE                                             $39.83
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($2,051,429 (divided by) 51,501 shares)

Maximum offering price per share (100/95.25 of $39.83)                            $41.82

INSTITUTIONAL CLASS:                                                              $40.39
NET ASSET VALUE, offering price and redemption price
 per share ($791,074 (divided by) 19,587 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEARS ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                 $ 18,605
Dividends

Interest                                                           15,755

 TOTAL INCOME                                                      34,360

EXPENSES

Management fee                                         $ 12,057

Transfer agent fees                                     2,976
Class A

 Institutional Class                                    917

Distribution fees - Class A                             8,873

Accounting fees and expenses                            681

Non-interested trustees' compensation                   10

Custodian fees and expenses                             79

Registration fees                                       304
Class A

 Institutional Class                                    134

Audit                                                   56

Legal                                                   15

Interest                                                2

Reports to shareholders                                 56

Miscellaneous                                           5

 Total expenses before reductions                       26,165

 Expense reductions                                     (147)      26,018

NET INVESTMENT INCOME                                              8,342

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                  163,820

 Foreign currency transactions                          (2)        163,818

Change in net unrealized appreciation (depreciation)               499,727
on investment securities

NET GAIN (LOSS)                                                    663,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                   $ 671,887
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 8,342         $ 4,645
Net investment income

 Net realized gain (loss)                                  163,818         5,877

 Change in net unrealized appreciation (depreciation)      499,727         (1,948)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           671,887         8,574
FROM OPERATIONS

Distributions to shareholders                              (2,488)         -
From net investment income
 Class A

  Institutional Class                                      (3,809)         (1,108)

 From net realized gain                                    (4,889)         (19,906)
 Class A

  Institutional Class                                      (2,227)         (14,674)

 In excess of net realized gain                            (1,642)         -
 Class A

  Institutional Class                                      (756)           -

 TOTAL DISTRIBUTIONS                                       (15,811)        (35,688)

Share transactions - net increase (decrease)               901,805         637,286

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,557,881       610,172

NET ASSETS

 Beginning of period                                       1,284,622       674,450

 End of period (including undistributed net investment    $ 2,842,503     $ 1,284,622
income of $5,825 and $4,543, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                             YEARS ENDED NOVEMBER 30,

                                             1995                       1994 F      1993        1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period         $ 28.52                    $ 29.50     $ 26.33     $ 23.78

Income from Investment Operations

 Net investment income                        .06                        .08         (.07) D     .01

 Net realized and unrealized gain (loss)      11.54                      .39         3.82        2.54

 Total from investment operations             11.60                      .47         3.75        2.55

Less Distributions

 From net investment income                   (.08)                      -           (.08)       -

 From net realized gain                       (.16)                      (1.45)      (.50)       -

 In excess of net realized gain               (.05)                      -           -           -

 Total distributions                          (.29)                      (1.45)      (.58)       -

Net asset value, end of period               $ 39.83                    $ 28.52     $ 29.50     $ 26.33

TOTAL RETURN B, C                             41.11%                     1.58%       14.52%      10.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)      $ 2,051,429                $ 874,172   $ 377,894   $ 22,655

Ratio of expenses to average net assets       1.55%                      1.71%       1.85%       1.47%
                                                                                                A

Ratio of expenses to average net assets       1.54%                      1.70%       1.84%       1.47%
after expense reductions                     G                          G           G           A

Ratio of net investment income to average     .21%                       .15%        (.24)%      .25%
net assets                                                                                      A

Portfolio turnover                            97%                        137%        160%        240%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                     YEARS ENDED NOVEMBER 30,

                                     1995                       1994 D      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning of        $ 28.90                    $ 29.74     $ 26.37     $ 24.28     $ 15.55
period

Income from Investment
Operations

 Net investment income                .28                        .30         .19 C       .17         .04

 Net realized and unrealized          11.69                      .42         3.78        4.55        8.69
 gain (loss)

 Total from investment operations     11.97                      .72         3.97        4.72        8.73

Less Distributions

 From net investment income           (.27)                      (.11)       (.10)       (.03)       -

 From net realized gain               (.16)                      (1.45)      (.50)       (2.60)      -

 In excess of net realized gain       (.05)                      -           -           -           -

 Total distributions                  (.48)                      (1.56)      (.60)       (2.63)      -

Net asset value, end of period       $ 40.39                    $ 28.90     $ 29.74     $ 26.37     $ 24.28

TOTAL RETURN A, B                     42.15%                     2.46%       15.36%      21.14%      56.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period            $ 791,074                  $ 410,450   $ 296,466   $ 179,325   $ 68,766
(000 omitted)

Ratio of expenses to average          .83%                       .86%        .95%        .98%        1.13%
net assets

Ratio of expenses to average net      .83%                       .84%        .94%        .98%        1.13%
assets after expense reductions      E                          E           E

Ratio of net investment income to     .92%                       1.00%       .66%        .73%        .25%
average net assets

Portfolio turnover                    97%                        137%        160%        240%        254%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Advisor Equity Portfolio Growth to Fidelity Advisor Equity Growth Fund. Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS.
Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
2. OPERATING POLICIES -
CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,293,696,000 and $1,650,192,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .61% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan) and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on an annual rate of .65% of the average net assets of Class A. Effective January 1, 1996, the Board of Trustees approved a revised Class A distribution plan. Under the revised plan, the fee is based on an annual rate of .50% of the average net assets of the Class A shares. For the period, the fund paid FDC $8,873,000 under the Class A Plan, of which $6,750,000 was paid to securities dealers, banks and other financial institutions for the distribution of Class A shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge.
Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $13,515,000 on sales of Class A shares of the fund, of which $11,466,000 was paid to securities dealers, banks, and other financial institutions.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Institutional Class shares. During the period December 1, 1994 to December 31, 1994, the Transfer Agents received fees based on the type, size, number of accounts and the number of transactions made by the shareholders of the respective classes of the fund. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
to an annual rate of .22% and .15% of average net assets for Class A and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Company maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $864,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks.
Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $3,078,000. The weighted average interest rate was 6.4%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $147,000 under this arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEARS ENDED NOVEMBER 30, YEARS ENDED NOVEMBER 30,
 1995 1994  1995 1994
AMOUNTS IN THOUSANDS
CLASS A
Shares sold  31,684  24,742 $ 1,094,983 $ 713,195
Reinvestment of distributions  299  591  8,317  16,940
Shares redeemed  (11,136)  (7,490)  (378,584)  (214,991)
Net increase (decrease)  20,847  17,843 $ 724,716 $ 515,144
INSTITUTIONAL CLASS
Shares sold  11,766  10,161 $ 398,403 $ 296,185
Reinvestment of distributions  151  294  4,231  8,468
Shares redeemed  (6,533)  (6,221)  (225,545)  (182,511)
Net increase (decrease)  5,384  4,234 $ 177,089 $ 122,142
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund (formerly Fidelity Advisor Equity Portfolio Growth):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series I: Fidelity Advisor Equity Portfolio Growth, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years in the period then ended and for the period September 10, 1992 (commencement of the sale of Class A shares) to November 30, 1992 (Class A). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series I: Fidelity Advisor Equity Portfolio Growth as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years in the period then ended and for the period September 10, 1992 (commencement of the sale of Class A shares) to November 30, 1992 (Class A), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Growth voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
CLASS A 12/26/95 12/22/95 $.06 $1.88
INSTITUTIONAL CLASS 12/26/95 12/22/95 $.24 $1.88
A total of 3.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Robert E. Stansky, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann*
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)